DEFERRED REVENUES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
DEFERRED REVENUES

14 DEFERRED REVENUES

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Advisory service income	104,710	145,760
Customization income	81,600	42,600
Subscription fee income	424,950	317,064
	611,260	505,424

At April 1, 2024, deferred revenues amounted to $322,826.

Deferred revenues relate to revenues that have been invoiced to the client but not yet earned. The deferred revenues are expected to be recognized as revenue in the next 12 months.